Additional Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other income, net	¥ 130,264	$ 18,347	¥ 230,631	¥ 7,067
Impairment loss and others	(2,149)	(303)	15,048	(96,099)
Equity in losses of equity investees	(2,067)	(291)	(1,246)	(11,321)
Income tax expenses	(106,804)	(15,043)	(96,035)	(14,191)
Net (loss) income	2,227,093		411,900	(3,654,528)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	386,701	54,466	1,972,520	(533,657)
Parent Company [Member]
Cost and operating expenses	(526,819)	(74,201)	(1,033,444)	(3,959,299)
Interest income	771,606	108,678	326,699	153,749
Investment (loss) income	52,177	7,349	23,405	(379)
Unrealized gains (loss) from fair value changes of investments	12,852	1,810	(39,131)	18,333
Other income, net	116,546	16,416	228,955	2,277
Impairment loss and others	1,152	162	(1,646)	(46,625)
Equity in losses of equity investees				(5,696)
Income tax expenses	(93,914)	(13,228)	(96,032)	(14,090)
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	1,879,288	264,694	997,956	197,282
Net (loss) income	2,212,888	311,680	406,762	(3,654,448)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	386,701	54,466	1,972,520	(533,657)
Total comprehensive (loss) income	¥ 2,599,589	$ 366,146	¥ 2,379,282	¥ (4,188,105)